UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  028-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

   /s/ Thomas J Curran     Albany, NY     August 04, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $129,607 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      299     5689 SH       SOLE                     5689        0        0
ACCENTURE PLC IRELAND          SHS CLASS A      g1151c101      242     4010 SH       SOLE                     4010        0        0
AMAZON COM INC                 COM              023135106     6487    31724 SH       SOLE                    26352        0     5372
APPLE INC                      COM              037833100     5396    16076 SH       SOLE                    13392        0     2684
AT&T INC                       COM              00206r102      210     6682 SH       SOLE                     6682        0        0
BAXTER INTL INC                COM              071813109      239     4005 SH       SOLE                     4005        0        0
BECTON DICKINSON & CO          COM              075887109     5099    59171 SH       SOLE                    50736        0     8435
BHP BILLITON LTD               SPONSORED ADR    088606108      278     2939 SH       SOLE                     2939        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541w209     6034    76530 SH       SOLE                    64080        0    12450
CELGENE CORP                   COM              151020104     4611    76445 SH       SOLE                    65050        0    11395
CHEVRON CORP NEW               COM              166764100      394     3829 SH       SOLE                     3829        0        0
COACH INC                      COM              189754104      217     3400 SH       SOLE                     3400        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     6664    90864 SH       SOLE                    75384        0    15480
COLGATE PALMOLIVE CO           COM              194162103     5000    57203 SH       SOLE                    49653        0     7550
DCT INDUSTRIAL TRUST INC       COM              233153105       70    13333 SH       SOLE                    13333        0        0
EMERSON ELEC CO                COM              291011104      213     3790 SH       SOLE                     3790        0        0
EXXON MOBIL CORP               COM              30231g102     1523    18710 SH       SOLE                     7319        0    11391
GILDAN ACTIVEWEAR INC          COM              375916103      213     6060 SH       SOLE                     6060        0        0
GOOGLE INC                     CL A             38259p508     4808     9494 SH       SOLE                     7842        0     1652
GRAINGER W W INC               COM              384802104      336     2185 SH       SOLE                     2185        0        0
HANSEN NAT CORP                COM              411310105      218     2695 SH       SOLE                     2695        0        0
HARRIS CORP DEL                COM              413875105      217     4820 SH       SOLE                     4820        0        0
ISHARES TR                     S&P500 GRW       464287309     3343    48115 SH       SOLE                    47365        0      750
ISHARES TR                     RUSL 3000 GROW   464287671      312     6235 SH       SOLE                     6235        0        0
ISHARES TR                     DJ US INDUSTRL   464287754      228     3250 SH       SOLE                     3250        0        0
JOHNSON & JOHNSON              COM              478160104      279     4199 SH       SOLE                     4199        0        0
JOHNSON CTLS INC               COM              478366107      230     5524 SH       SOLE                     5524        0        0
MASTERCARD INC                 CL A             57636q104     5706    18935 SH       SOLE                    16139        0     2796
MICROSOFT CORP                 COM              594918104      204     7830 SH       SOLE                     7830        0        0
NOVO-NORDISK A S               ADR              670100205     7356    58718 SH       SOLE                    48443        0    10275
ORACLE CORP                    COM              68389x105     6490   197202 SH       SOLE                   163278        0    33924
PEPSICO INC                    COM              713448108     5387    76485 SH       SOLE                    63570        0    12915
POTASH CORP SASK INC           COM              73755l107     4227    74163 SH       SOLE                    59164        0    14999
PRAXAIR INC                    COM              74005p104     6222    57402 SH       SOLE                    47192        0    10210
PRICE T ROWE GROUP INC         COM              74144t108     5541    91835 SH       SOLE                    73775        0    18060
PRICELINE COM INC              COM NEW          741503403     7971    15571 SH       SOLE                    13113        0     2458
SASOL LTD                      SPONSORED ADR    803866300      206     3890 SH       SOLE                     3890        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605     5547   361388 SH       SOLE                   293530        0    67858
SHERWIN WILLIAMS CO            COM              824348106      212     2524 SH       SOLE                     2524        0        0
SPDR DOW JONES INDL AVRG ETF   UT SER 1         78467x109      210     1695 SH       SOLE                     1695        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103     4399    33336 SH       SOLE                    33336        0        0
STRYKER CORP                   COM              863667101     5518    94026 SH       SOLE                    79911        0    14115
SUNCOR ENERGY INC NEW          COM              867224107     6057   154918 SH       SOLE                   126483        0    28435
UNITED TECHNOLOGIES CORP       COM              913017109      267     3012 SH       SOLE                     3012        0        0
WAL MART STORES INC            COM              931142103     4277    80493 SH       SOLE                    68333        0    12160
WESTPAC BKG CORP               SPONSORED ADR    961214301      205     1705 SH       SOLE                     1705        0        0
ZIMMER HLDGS INC               COM              98956p102      445     7037 SH       SOLE                       37        0     7000